Equity Method Investment (Narrative) (Detail) - Joint Venture Investment, Mexico [Member]	12 Months Ended
Jun. 29, 2016 Store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants to develop	50
Number of restaurants operating in joint venture	40